Tax - Tax expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Taxes [Abstract]
Current tax	$ 3,768	$ 4,195	$ 4,264
– for this year	3,689	4,158	4,115
– adjustments in respect of prior years	79	37	149
Deferred tax	871	670	1,024
– origination and reversal of temporary differences	684	656	(228)
– effect of changes in tax rates	(11)	17	1,337
– adjustments in respect of prior years	198	(3)	(85)
Total tax expense	4,639	4,865	5,288
Summary Of Income Taxes [Line Items]
Tax expense	$ 2,536	$ 3,779	$ 3,305
Applicable tax rate	19.00%	19.00%	19.25%
Tax credit (charge) recorded directly to equity	$ 6	$ (234)
Hong Kong
Summary Of Income Taxes [Line Items]
Tax expense	$ 1,413	$ 1,532	$ 1,350
Applicable tax rate	16.50%	16.50%	16.50%